Leases (Tables)	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Right-of-use assets
Right-of-use assets

Office Spaces
As at January 1, 2019	808,025
Depreciation expense	(362,592)
Foreign exchange impact	(14,720)
As at December 31, 2019	430,713
Additions	297,373
Depreciation expense	(357,230)
Foreign exchange impact	1,612
As at December 31, 2020	372,468

Lease liabilities
Lease liabilities

Office Spaces
As at January 1, 2019	882,437
Payment of lease liabilities	(447,497)
Interest expense on lease liabilities	94,817
Foreign exchange impact	(23,482)
As at December 31, 2019	506,275
Additions	297,373
Payment of lease liabilities	(460,724)
Interest expense on lease liabilities	68,526
Foreign exchange impact	(9,391)
As at December 31, 2020	402,059

Total undiscounted lease liability
Our total undiscounted lease liability as at December 31, 2020 is as follows:

Maturity analysis - contractual undiscounted cash flows
December 31, 2020
Less than one year	286,509
One to five years	172,003
More than five years	—
Total undiscounted lease liability	458,512